LOANS PAYABLE AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 9 -	LOANS PAYABLE AND LONG TERM DEBT

Loans Payable
During the ordinary course of business, the Company has secured loans to support the collateralized financing of fixed asset acquisition, or the renewal of insurance policies. The Company has secured such loans with initial principal amounts totaling $442,399 and $909,477 during Fiscal 2016 and Fiscal 2015, respectively. Payment terms of these loans range from 9 months to 60 months at annual interest rates that range from 6.8% to 12.2%.

Principal amounts scheduled for payment within 12 months of the balance sheet date are classified as current liabilities on the balance sheet.

Principal amounts scheduled for payment on dates later than 12 months after the balance sheet date are classified as non-current liabilities on the balance sheet.

Loans payable and long term debt consisted of the following:

	March 31, 2016		March 31, 2015
	Current	Long- Term	Current	Long- Term
Equipment and Insurance financing loans payable	$342,945	$520,827	$265,165	$560,338

Deferred Rent-135 Ludlow Ave Lease (see note 9)		19,528		42,524

Lease termination costs – 135 Ludlow Ave lease (see note 9)	—	27,896	—	26,275

TOTAL	$342,945	$568,251	$265,165	$629,137

Loan principal payments for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2017	$342,945
2018	199,164
2019	174,229
2020	129,476
2021	17,958
Thereafter	—
$863,772